Inventories (Schedule of Inventories) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Finished goods	¥ 486,826	¥ 395,381
Work in process	253,026	199,153
Raw materials	68,460	56,034
Inventories	¥ 808,312	¥ 650,568